Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company currently does not grant options and historically has not granted options to its named executive officers. However, with respect to grants of equity of the Company generally, the Company does not time disclosure of material non-public information for the purpose of affecting the value of compensation, and the Compensation Committee generally seeks to avoid making grants four business days prior to, or one business day following, the filing of a periodic or current report with the SEC that discloses material non-public information.

Award Timing Method	the Compensation Committee generally seeks to avoid making grants four business days prior to, or one business day following, the filing of a periodic or current report with the SEC that discloses material non-public information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company currently does not grant options and historically has not granted options to its named executive officers. However, with respect to grants of equity of the Company generally, the Company does not time disclosure of material non-public information for the purpose of affecting the value of compensation
MNPI Disclosure Timed for Compensation Value	false